Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2020
Regulatory Matters [Abstract]
Components Of Regulatory Assets And Liabilities

	Remaining Rate Recovery/Amortization Period at	At December 31,
	December 31, 2020	2020	2019

Regulatory assets:
Employee retirement liability (a)(b)(c)	To be determined	$672	$623
Employee retirement costs being amortized	7 years	227	262
Employee retirement costs incurred since the last rate review period (b)	To be determined	67	79
Self-insurance reserve (primarily storm recovery costs) being amortized	7 years	266	309
Self-insurance reserve incurred since the last rate review period (primarily storm related) (b)	To be determined	256	238
Debt reacquisition costs	Lives of related debt	25	29
Under-recovered AMS costs	7 years	149	170
Energy efficiency performance bonus (a)	1 year or less	14	9
Wholesale distribution substation service	To be determined	55	34
Unrecovered expenses related to COVID-19 (d)	To be determined	27	-
Other regulatory assets	Various	21	22
Total regulatory assets		1,779	1,775

Regulatory liabilities:
Estimated net removal costs	Lives of related assets	1,262	1,178
Excess deferred taxes	Primarily over lives of related assets	1,508	1,574
Over-recovered wholesale transmission service expense (a)	1 year or less	52	30
Unamortized gain on reacquisition of debt	Lives of related debt	27	-
Other regulatory liabilities	Various	6	11
Total regulatory liabilities		2,855	2,793
Net regulatory assets (liabilities)		$(1,076)	$(1,018)

____________

(a)	Not earning a return in the regulatory rate-setting process.
(b)	Recovery is specifically authorized by statute or by the PUCT, subject to reasonableness review.
(c)	Represents unfunded liabilities recorded in accordance with pension and OPEB accounting standards.
(d)

Includes $21 million incremental costs incurred resulting from the effects of the COVID-19 pandemic, including costs related to our pandemic response plan and $6 million related to the COVID-19 Electricity Relief Program.